Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000027415 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	9.36%	10.01%	8.94%
C000027413 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class N
Average Annual Return, Percent	9.01%	9.74%	8.66%
C000027420 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class N
Average Annual Return, Percent	4.09%	13.64%	9.38%
C000027422 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	4.41%	14.00%	9.71%
C000081950 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
Average Annual Return, Percent	9.08%	11.84%	12.69%
C000027423 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	9.07%	11.78%	12.59%
C000081949 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class N
Average Annual Return, Percent	8.64%	11.41%	12.23%
C000027424 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class N
Average Annual Return, Percent	28.94%	0.18%	4.97%
C000105228 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	29.28%	0.41%	5.21%
C000158522 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
Average Annual Return, Percent	6.39%	(0.26%)	1.88%
C000027427 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	6.29%	(0.32%)	1.80%
C000158523 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class N
Average Annual Return, Percent	5.96%	(0.66%)	1.47%
MSCI World Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	22.02%	15.58%	11.79%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	21.45%	17.64%	14.64%
MSCI China Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI China Index
Average Annual Return, Percent	33.68%	(1.39%)	5.43%
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.16%	(0.24%)	1.90%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Value Index
Average Annual Return, Percent	11.15%	14.28%	9.97%
Russell 2000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000® Growth Index
Average Annual Return, Percent	18.81%	8.94%	9.65%